ACCOUNTING PRINCIPLES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTING PRINCIPLES [Abstract]
Impact on Primary Financial Statements from IFRS 15
Combined Statements of Income for the year ended December 31, 2018:

	Year Ended December 31, 2018
(In millions)	As reported	Effect of IFRS 15	Under IAS 11 and 18
Revenue	€5,365.2	€(27.8)	€5,337.4

Costs and expenses
Cost of sales	4,410.9	(12.1)	4,398.8
Selling, general and administrative expense	382.4	—	382.4
Research and development expense	26.8	—	26.8
Impairment, restructuring and other expenses	11.3	—	11.3
Merger transaction and integration costs	15.4	—	15.4
Total costs and expenses	4,846.8	(12.1)	4,834.7

Other expenses, net	(233.8)	—	(233.8)
Income from equity affiliates	28.7	(8.2)	20.5
Profit (loss) before net interest expense and income taxes	313.3	(23.9)	289.4
Financial income	71.0	—	71.0
Financial expense	(279.5)	—	(279.5)
Profit (loss) before income taxes	104.8	(23.9)	80.9
Provision for income taxes	190.4	(9.1)	181.3
Net profit (loss)	(85.6)	(14.8)	(100.4)
Net (profit) loss attributable to noncontrolling interests	0.2	—	0.2
Net profit (loss) attributable the owners of Technip Energies Group	€(85.4)	€(14.8)	€(100.2)

Combined Statement of Financial Position as of December 31, 2018:

	December 31, 2018
(In millions)	As reported	Effect of IFRS 15	Under IAS 11 and 18
Assets
Investments in equity affiliates	€48.9	€(8.4)	€40.5
Property, plant and equipment, net	111.7	—	111.7
Goodwill	2,178.4	—	2,178.4
Intangible assets, net	119.1	—	119.1
Deferred income taxes	88.9	(0.2)	88.7
Derivative financial instruments	3.1	—	3.1
Other non-current financial assets	39.7	—	39.7
Total non-current assets	2,589.8	(8.6)	2,581.2
Cash and cash equivalents	3,669.6	—	3,669.6
Trade receivables, net	1,094.9	(1,094.9)	—
Contract assets	272.0	474.9	746.9
Derivative financial instruments	7.7	—	7.7
Income taxes receivable	130.2	(1.3)	128.9
Advances paid to suppliers	125.7	—	125.7
Due from TechnipFMC	23.8	—	23.8
Other current assets	205.6	17.3	222.9
Total current assets	5,529.5	(604.0)	4,925.5
Total assets	€8,119.3	€(612.6)	€7,506.7

Invested equity and liabilities
Invested equity and retained earnings	€1,719.1	€77.4	€1,796.5
Accumulated other comprehensive income (loss)	(3.3)	3.9	0.6
Equity attributable to owners of the Technip Energies Group	1,715.8	81.3	1,797.1
Noncontrolling interests	2.9	(0.1)	2.8
Total invested equity	1,718.7	81.2	1,799.9
Deferred income taxes	46.5	2.2	48.7
Accrued pension and other post-retirement benefits, less current portion	114.8	—	114.8
Derivative financial instruments	14.1	—	14.1
Non-current provisions	32.5	—	32.5
Other liabilities	266.1	—	266.1
Total non-current liabilities	474.0	2.2	476.2
Short-term debt and current portion of long-term debt	630.0	—	630.0
Accounts payable, trade	1,132.3	18.6	1,150.9
Contract liabilities	2,945.0	(675.8)	2,269.2
Accrued payroll	202.0	—	202.0
Derivative financial instruments	23.5	—	23.5
Income taxes payable	49.1	2.3	51.4
Current provisions	398.2	—	398.2
Due to TechnipFMC	116.2	—	116.2
Other current liabilities	430.3	(41.1)	389.2
Total current liabilities	5,926.6	(696.0)	5,230.6
Total liabilities	6,400.6	(693.8)	5,706.8
Total equity and liabilities	€8,119.3	€(612.6)	€7,506.7

Classification and Measurement of Financial and Non-financial Assets of IFRS 9
Classification and measurement criteria of IFRS 9 did not have a material impact:

(In millions)			Balance per IFRS 9 measurement category as of January 1, 2018
IAS 39 measurement category	As reported per IAS 39 at December 31, 2017	Impact of IFRS 9	Fair value through profit or loss	Amortized cost	Fair value through OCI
Loans and receivables
Trade receivables (Note 12)	€660.4	€(1.3)	€—	€659.1	€—
Security deposits and other (Note 10)	24.1	—	—	24.1	—
Due from TechnipFMC - Trade receivables (Note 24)	22.8	—	—	22.8	—
Due from TechnipFMC - Loans receivable (Note 24)	1.4	—	—	1.4	—
Available for sale
Quoted equity instruments at FVOCI (Note 10)	23.0	—	23.0	—	—
Total financial assets	€731.7	€(1.3)	€23.0	€707.4	€—

(In millions)	Balance per IAS 11 as reported at December 31, 2017	Impact of IFRS 9	Balance per IFRS 15 as reported as at January 1, 2018
Contract assets (Note 4)	€444.0	€—	€444.0
Total non-financial assets	€444.0	€—	€444.0